Subsequent Events (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 17, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Divided per share (in Dollars per share)				$ 10
Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description				(the “Sponsor Support Agreement”), pursuant to which it has agreed that it will (i) fully comply with, and perform all of the obligations, covenants and agreements set forth in that certain letter agreement, dated June 8, 2021, between the Company and Sponsor (the “Insider Letter”); (ii) waive the anti-dilution rights with respect to the Sponsor’s Founder Shares that are triggered upon the conversion of the Founder Shares into Colombier Class A Common Stock upon the consummation of the Merger; (iii) waive any claims it has or may have against the Company, PSQ and each of their affiliates with respect to any claims occurring (or any
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description				Such restrictions will lapse if, commencing on the 150th day following Closing, the volume-weighted average trading price of one share of Class A common stock quoted on the NYSE (or such other exchange on which the shares of Class A common stock are then listed) for any twenty trading days within any thirty consecutive trading day period is greater than or equal to $12.00.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash withdrawal			$ 1,000,000
Trust account for working capital and tax obligations			$ 389,298
Withdrew from Trust Account		$ 1,000,000
Redeemed shares (in Shares)	2,963,741
Redemption percentage	83.00%
Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Redeemed shares (in Shares)	14,286,259